Share based compensation - Summary of Share-Based Payment Arrangement, Option, Activity (Detail) - Employee Stock Option [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share options, Beginning Balance | shares	0
Weighted average exercise price, Beginning Balance | $ / shares	$ 0
Number of share options, Granted | shares	135,079
Weighted average exercise price, Granted | $ / shares	$ 8
Weighted average remaining contractual life,Granted	10 years
Number of share options , Exercised | shares	0
Weighted average exercise price ,Exercised | $ / shares	$ 0
Number of share options , Canceled/forfeited | shares	(2,000)
Weighted average exercise price, Canceled/forfeited | $ / shares	$ 8
Weighted average remaining contractual life, Canceled/forfeited	9 years 6 months
Number of share options , Ending Balance | shares	133,079
Weighted average exercise price, Ending Balance | $ / shares	$ 8
Weighted average remaining contractual life, Ending Balance	9 years 4 months 24 days
Number of share options, Vested and exercisable | shares	0
Weighted average exercise price,Vested and exercisable | $ / shares	$ 0
Number of share options , Vested and expected to vest | shares	109,014
Weighted average exercise price, Vested and expected to vest | $ / shares	$ 8
Weighted average remaining contractual life, Vested and expected to vest	9 years 4 months 24 days